OTHER RESERVES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
OTHER RESERVES

21 OTHER RESERVES

Nature and purpose of reserves

21.1 Capital reserve

The capital reserve arises from the recapitalization of the Group with the Company’s share capital issued as part of the Transaction and the impact of the Share Subdivision. This reserve ensures that the total shareholders equity both pre- and post-Transaction and the Share Subdivision remains the same as that of the DSL Group immediately before the Transaction and Share Subdivision.

21.2 Warrant reserve

In May 2024, the Group completed a $8.0 million capital raise with its immediate holding company, Rhino Venture, which was settled by advances of cash of $6.1 million and the conversion of loans from immediate holding company of $1.9 million. Upon the completion of the capital raise, Diginex Solutions (HK) Limited allotted 5,086 ordinary shares and 10,172 warrants with an exercise price of $2,512 to Rhino Venture. The warrants, if fully exercised, will result in the issuance of such number of ordinary shares equal to 51% of the total issued and outstanding shares of the Company at the time of the warrants being exercised. On a partial exercise of the warrants, the number of shares to be issued will be determined at the time of exercise of a prorated basis.

Following the Transaction and Recapitalization in July 2024 the warrants issued by Diginex Solutions (HK) Limited were cancelled and 4,170,520 warrants were issued by Diginex Limited with an exercise price of $6.13. The warrants issued by Diginex Limited are on the same terms and with the same economic benefits as those issued by Diginex Solutions (HK) limited. Post the completion of the Restructuring, there was no change to the economic position of the shareholders or warrant holders.

The warrants are classified as an equity instrument on the basis that the warrants do not include contractual obligation to deliver cash to the warrant holder, and the warrants meet the fixed-for-fixed condition by preserving the relative economic interests of the warrant holder and the Company’s shareholders. As a result the warrants were initially recognized based on the fair value on the date of issuance. The binomial option-pricing model was used to determine the initial fair value of warrants, with expected volatility of the Company’s share and risk-free interest rate as key inputs. No subsequent remeasurement is required.

21.3 Share option reserve

The share option reserve comprises of the fair value of share options that have yet to vest.

21.4 Exchange reserve

Exchange reserve comprises all foreign exchange differences arising from the translation of the financial statement of foreign operation. The reserve is dealt with in accordance with the accounting policies.

21.5 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained in the business.

21 OTHER RESERVES

Nature and purpose of reserves

21.1 Capital reserve

The capital reserve arises from the recapitalization of the Group with the Company’s share capital issued as part of the Transaction and the impact of the Share Subdivision. This reserve ensures that the total shareholders equity both pre- and post-Transaction and the Share Subdivision remains the same as that of the DSL Group immediately before the Transaction and Share Subdivision.

21.2 Share option reserve

The share option reserve comprises of the fair value of share options that have yet to vest.

21.2 Exchange reserve

Exchange reserve comprises all foreign exchange differences arising from the translation of the financial statement of foreign operation. The reserve is dealt with in accordance with the accounting policies set out in note 4.

21.3 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained in the business.